Accrued Liabilities and Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Accrued Liabilities and Other Current Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Current Liabilities

Accrued liabilities and other current liabilities consist of the following:

	As of March 31,	As of March 31,
	2025	2026
	RMB	RMB

Logistics expenses payables	2,919	857
Advances from customers	2,139	-
Payable for investment	2,063	2,063
Refund obligation of sales returns	2,282	-
Bonds payable-preferred shares (Note 18)	-	9,732
Loan for Yoken Series A-1 Warrant (Note 19)	-	13,000
Professional service fee accruals	1,141	1,405
Taxes Payable	577	1,273
Deposit	282	227
Others	453	2,800
Total	11,856	31,357